As filed with the Securities and Exchange Commission on September 16, 2022

1933 Act Registration No. 2-75677

1940 Act File No. 811-03373

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[]
Pre-Effective Amendment No. __	[]
Post-Effective Amendment No. 127	[]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[]
Amendment No. 128	[]

(Check appropriate box or boxes.)

SEGALL BRYANT & HAMILL TRUST

(Exact name of Registrant as Specified in Charter)

 225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip Code)

 Registrant’s Telephone Number, including Area Code: (513) 587-3400

Maggie Bull, Secretary

Segall Bryant & Hamill Trust

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

(Name and Address of Agent of Service)

Copy to:

Peter H. Schwartz, Esq.

Davis Graham & Stubbs LLP

1550 17th Street, Suite 500

Denver, CO 80202

It is proposed that this filing will become effective (check appropriate box):

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on May 1, 2022, pursuant to paragraph (b)
[_]	60 days after filing pursuant to paragraph (a)(1)
[]	on ____________ pursuant to paragraph (a)(1)
[_]	75 days after filing pursuant to paragraph (a)(2)
[_]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X]	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 127 to the Registrant’s Registration Statement on For N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until October 14, 2022, the effectiveness of the registration statement for the CI Cabana Focused Consumer Cyclicals & Services Sector ETF, CI Cabana Consumer Non-Cyclicals Sector ETF, CI Cabana Focused Energy Sector ETF, CI Cabana Focused Financial Sector ETF, CI Cabana Focused Health Care Sector ETF, CI Cabana Focused Industrials Sector ETF, CI Cabana Focused Non-Energy Materials Sector ETF, CI Cabana Focused Real Estate Sector ETF, CI Cabana Focused Technology Sector ETF, CI Cabana Focused Utilities Sector ETF, filed in Post-Effective Amendment No. 122 on April 8, 2022, pursuant to paragraph (a) of Rule 485 of the 1933 Act.  Parts A, B, and C of Registrant’s Post-Effective Amendment No. 122 under the Securities Act of 1933 and Amendment No. 123 under the Investment Company Act of 1940 are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver and State of Colorado on the 16th day of September, 2022.

SEGALL BRYANT & HAMILL TRUST
Registrant

By:	/s/ Philip L. Hildebrandt
Philip L. Hildebrandt
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to Registrant’s Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

	Signature	Title	Date
	*		September 16, 2022
	Janice M. Teague	Chairperson of the Board of Trustees

	*		September 16, 2022
	Thomas J. Abood	Trustee

	*		September 16, 2022
	Rick A. Pederson	Trustee

	*		September 16, 2022
	John A. DeTore	Trustee

	*		September 16, 2022
	James A. Smith	Trustee

	*		September 16, 2022
	Lloyd “Chip” Voneiff	Trustee

	/s/ Jasper R. Frontz		September 16, 2022
	Jasper R. Frontz	Treasurer (Principal Financial Officer and Chief Accounting Officer)
Chief Compliance Officer

*By:	/s/ Philip L. Hildebrandt		September 16, 2022
	Philip L. Hildebrandt	President (Principal Executive Officer)
In his capacity as an officer and as Attorney-in-fact.